Accounts Receivable	12 Months Ended
Dec. 31, 2021
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Accounts Receivable
9.	Accounts Receivable

		December 31	December 31
(in thousands)	Note	2021	2020

Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$1,716	$5,429

Trade receivables from sales of cobalt	6	9,488	-

Other accounts receivable		373	454

Total accounts receivable		$11,577	$5,883
The trade receivables from sales of cobalt generally have extended payment terms with outstanding amounts being supported by a $10 million letter of credit.